Subsequent Events - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2014 shares	Jan. 31, 2014 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥)	Jun. 30, 2016	May 31, 2016
Subsequent Event [Line Items]
Redeemable convertible preferred shares redemption value | ¥			¥ 82,890,188		¥ 79,805,706
L&A International Holding Limited
Subsequent Event [Line Items]
Percentag of shares owned						58.10%	10.40%
Series B Redeemable Convertible Preferred Shares | First Installment
Subsequent Event [Line Items]
Redeemable convertible preferred shares redemption value | $				$ 16.5
Series B Redeemable Convertible Preferred Shares | Red 5 Studios, Inc. ("Red 5")
Subsequent Event [Line Items]
Redeemable convertible preferred shares issued to third party investor	27,438,952	27,438,952
Series B Redeemable Convertible Preferred Shares | L&A International Holding Limited
Subsequent Event [Line Items]
Percentag of shares owned			63.00%	63.00%
Redeemable convertible preferred shares owned			17,258,399	17,258,399
Series A Preferred Stock | New Star International Development Limited ("New Star")
Subsequent Event [Line Items]
Redeemable convertible preferred shares owned			39,766,589	39,766,589